Accounting Policies, by Policy (Policies) - Enpro Inc. Retirement Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting - The financial statements have been prepared on the accrual basis of accounting.
Use of Accounting Estimates
Use of Accounting Estimates - The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Any adjustments applied to estimated amounts are recognized in the year in which such adjustments are determined.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition – Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The Benefits Committee determines the Plan’s valuation policies utilizing information provided by the investment advisors and Charles Schwab Trust Company, the Trustee of the Plan. See Note 3 for a disclosure of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Contributions
Contributions - Contributions from participants are recorded as they are withheld from the participants’ wages. Contributions from the Employer are recorded in the period in which the related participant contributions are due.

Notes Receivable from Participants
Notes Receivable from Participants - Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. If a participant ceases to make loan repayments and management deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

Payment of Benefits	Payment of Benefits - Benefits are recorded when paid.
Administrative Expenses
Administrative Expenses - Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Employer. Expenses that are paid by the Employer are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Investment related expenses are included in net appreciation in fair value of investments.

Subsequent Events	Subsequent Events - Management has evaluated subsequent events through June 30, 2026, the date the financial statements were available to be issued.